Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.
Bonds, notes and other obligations
(a)
This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2024	2023
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – third program (b)
Fourth - single series	Interseguro	7.09375%	Semi-annually	2034	US$34,780	130,912	—
Third - single series	Interseguro	4.84375%	Semi-annually	2030	US$25,000	94,100	92,725
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	—	74,180
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	—	74,102
						225,012	241,007
Corporate bonds – fourth program (b)
First (single series)	Interseguro	6.75%	Semi-annually	2034	US$28,706	108,049	—

Negotiable certificates of deposit – second program
First (A series)	Interbank	5.21875%	Annual	2025	S/112,964	110,010	—
First (B Series)	Interbank	4.9375%	Annual	2025	S/138,435	133,852	—
First (C Series)	Interbank	4.59375%	Annual	2025	S/102,000	97,643	—
						341,505	—

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						824,566	391,007
International issuances
Subordinated bonds (c)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,124,502	1,107,228
Corporate bonds	Interbank	5.000%	Semi-annually	2026	S/312,000	311,788	311,644
Corporate bonds (d)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,501,894	1,477,909
Senior bonds (e)	IFS	4.125%	Semi-annually	2027	US$300,000	1,062,514	1,045,258
Subordinated bonds (f)	Interbank	7.625%	Semi-annually	2034	US$300,000	1,122,122	—
Subordinated bonds (g)	Interbank	6.625%	Semi-annually	2029	US$300,000	—	1,112,438
Total international issuances						5,122,820	5,054,477
Total local and international issuances						5,947,386	5,445,484
Interest payable						128,047	106,145
Total						6,075,433	5,551,629

(*) The Spanish term “Valor de actualización constante“ refers to amounts in Soles indexed by inflation.

(b)
Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
(c)
Starting on July 8, 2025, prior to authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds. From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points. After July 8, 2025, prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds plus the present value of each scheduled coupon payment, discounted at the redemption date.
(d)
As of December 31, 2024, Interbank holds fourth cross currency swap contracts for a total of US$300,000,000 (equivalent to approximately S/1,129,200,000), which were designated as cash flow hedges (four cross-currency swap contracts for a total of US$300,000,000 (equivalent to approximately S/1,112,700,000, as of December 31, 2023)), see Note 10(b). Through these operations, part of the amount issued of said bonds was economically converted to Soles at rates of 2.12, 4.92, 5.10 and 5.32 percent.
(e)
From 2018 until July 2027, IFS, at any time, can redeem these bonds, paying a penalty equal to the United States of America Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross-currency swap for US$150,000,000 (equivalent to approximately S/565,500,000 and S/556,950,000, as of December 31, 2024 and 2023, respectively). Later on, during January and February 2023, IFS signed two cross-currency swap contracts for US$20,000,000 each (equivalent to approximately S/75,400,000 and S/74,260,000 each, as of December 31, 2024 and 2023, respectively) and during August 2024, signed another cross-currency swap contract for US$10,000,000 (equivalent to approximately S/37,700,000); which were designated as a cash flow hedges; see Note 10(b).

As of December 31, 2024, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(f)
Starting in January 2029, prior to authorization by the SBS, Interbank will be able to redeem the entirety of the bond, without penalties; since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points. In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the regulatory capital.

Also, as part of said program, Interbank announced a repurchase offering in cash aimed to the bondholders of the subordinated bond called “6.625% Subordinated Notes due 2029”; see paragraph (j). On January 17, 2024, Interbank repurchased bonds for an amount of US$194,852,000. Regarding the remaining balance of bondholders that did not accept the repurchase offering, on January 29, 2024, Interbank informed them its decision to early redeem said instruments.

(g)
In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the regulatory capital.

In January 2024, Interbank performed a repurchase of part of these bonds; see paragraph (i). On March 19, 2024, Interbank redeemed the entirety of the outstanding bonds for US$105,148,000.

(h)
International issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters, which have been met by the Group as of December 31, 2024 and 2023. In addition, Interbank maintains the following additional clauses: (i) limits regarding related party transactions that are not under market conditions and (ii) limits regarding consolidation, merger or transfer of Interbank assets. In the opinion of Interbank Management and its legal advisers, these clauses has been met by Interbank as of December 31, 2024 and 2023.

(i)
As of December 31, 2024 and 2023, the repayment schedule of these obligations is as follows:

Year	2024	2023
	S/(000)	S/(000)
2024	—	71,709
2025	430,884	—
2026	1,813,682	1,789,553
2027	1,069,661	1,052,011
2028 onwards	2,761,206	2,638,356
Total	6,075,433	5,551,629